Document and Entity Information	May 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2023
Entity File Number	001-41640
Entity Registrant Name	Atlas Energy Solutions Inc.
Entity Central Index Key	0001910950
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-0523830
Entity Address, Address Line One	5918 W. Courtyard Drive
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78730
City Area Code	512
Local Phone Number	220-1200
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	AESI
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false